Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Summary Of (Loss) Income From Discontinued Operations

	2010	2009	2008

Revenues	$12.5	$83.0	$244.0
Operating expenses	17.1	54.2	89.3
Operating (loss) income before income taxes	(4.6)	28.8	154.7
Income tax (benefit) expense	(3.4)	(.5)	27.8
Gain (loss) on disposal of discontinued operations, net	38.6	--	(23.5)
Income from discontinued operations	$37.4	$29.3	$103.4